Game Your Game Acquisition (Details) - Schedule of Purchase Price $ in Thousands	12 Months Ended
Dec. 31, 2008 USD ($)
Schedule of Purchase Price [Abstract]
Cash	$ 1,667
Stock (15,721 number of common stock shares)	1,403
Total Purchase Price	$ 3,070